Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,730,000
Previously Paid Amount	0.00
Total Fee Amount	5,929.56
Total Offset Amount	0.00
Net Fee	5,929.56
Narrative - Max Aggregate Offering Price	$ 38,730,000
Final Prospectus	true